Liabilities to credit institutions - Liabilities to Credit Institutions (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Current
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,536,819	$ 2,023,582
Non Current
Disclosure of detailed information about borrowings [line items]
Borrowings	947,289	0
Current and non-current liabilities to credit institutions
Disclosure of detailed information about borrowings [line items]
Borrowings	2,484,108	2,023,582
Working capital loans from banks | Current
Disclosure of detailed information about borrowings [line items]
Borrowings	1,438,390	1,923,755
Floorplan facilities | Current
Disclosure of detailed information about borrowings [line items]
Borrowings	84,445	87,039
Sale-leaseback facilities
Disclosure of detailed information about borrowings [line items]
Borrowings		12,788
Sale-leaseback facilities | Current
Disclosure of detailed information about borrowings [line items]
Borrowings	13,984	12,788
Syndicated loan from banks | Non Current
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 947,289	$ 0